Subsequent Events (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2024 shares	Dec. 31, 2023 ILS (₪)	Feb. 01, 2024 ft²	Jan. 23, 2024 ILS (₪) shares
Subsequent Events [Line Items]
Aggregate rental payment (in New Shekels) | ₪		₪ 71,000
Lessee, Operating Lease, Remaining Lease Term		3 years
Bank guarantee amount (in New Shekels) | ₪		₪ 248,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Registered share capital (in New Shekels) | ₪				₪ 3,500,000
Ordinary shares issued				200,000,000
Pre-funded warrants	605,452
Series B warrants	132,116
Cashless received	601,367
Ordinary shares issued	131,249
Square feet (in Square Feet) | ft²			260
Lease Agreements [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Square feet (in Square Feet) | ft²			6,340
Capital Addition Purchase Commitments [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Registered share capital (in New Shekels) | ₪				₪ 4,000,000